Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities
Recognized in earnings As at December 31
2022 2021 2022 2021
Assets
Property, plant and equipment $ 84,668 $ 82,677 $ 448,136 $ 363,468
Provision for reclamation (3,817) (14,509) 203,816 207,633
Inventories 1,689 2,489 8,248 6,559
Foreign exploration and development (1,816) (812) 2,641 4,457
Income tax losses (gains) (66,227) (80,802) 235,683 301,910
Defined benefit plan actuarial losses - - 2,698 8,126
Long-term investments and other (2,355) 16,405 82,849 45,426
Deferred tax assets 12,142 5,448 984,071 937,579
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset

$ 12,142 $ 5,448 $ 984,071 $ 937,579
Deferred tax allocated as 2022 2021
Deferred tax assets $ 984,071 $ 937,579
Deferred tax liabilities - -
Net deferred tax asset

$ 984,071 $ 937,579
2022 2021
Deferred tax asset at beginning of year $ 937,579 $ 936,678
Recovery for the year in net earnings 12,142 5,448
Recovery for the year in equity 11,593 -
Recovery for the year in purchase price equation 28,196 -
Expense for the year in other comprehensive income (5,440) (4,541)
Effect of movements in exchange rates 1 (6)
End of year $ 984,071 $ 937,579
2022 2021
Income tax losses $ 337,749 $ 288,637
Property, plant and equipment 2,297 2,209
Provision for reclamation 78,336 66,573
Long-term investments and other 18,628 58,330
Total $ 437,010 $ 415,749

Schedule of Tax rate reconciliation
2022 2021
Earnings (loss) before income taxes and non-controlling interest $ 84,795 $ (103,855)
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense (recovery) 22,810 (27,937)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 8,986 28,690
Change in unrecognized deferred tax assets 1,234 22,068
Income in equity-accounted investee (25,264) (24,481)
Change in uncertain tax positions (6,282) 1,099
Bargain purchase gain (6,129) -
Other permanent differences 176 (640)
Income tax recovery $ (4,469) $ (1,201)

Schedule of Earnings and income taxes by jurisdiction
2022 2021
Earnings (loss) before income taxes
Canada $ 99,944 $ 58,624
Foreign (15,149) (162,479)
$ 84,795 $ (103,855)
Current income taxes
Canada $ 2,260 $ 2,257
Foreign 5,413 1,990
$ 7,673 $ 4,247
Deferred income tax recovery
Canada $ (10,178) $ (3,937)
Foreign (1,964) (1,511)
$ (12,142) $ (5,448)
Income tax recovery $ (4,469) $ (1,201)

Schedule of Income tax losses
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 14,720 $ 14,720
2027 - - 243 243
2028 - - 63 63
2029 47 - 12,625 12,672
2031 - 21,768 - 21,768
2032 272 23,444 - 23,716
2033 - 36,033 - 36,033
2034 - 16,724 4,526 21,250
2035 282,522 7,622 7,233 297,377
2036 210,591 46,621 5,698 262,910
2037 27 34,921 2,985 37,933
2038 500 37,660 320 38,480
2039 6,423 29,130 335 35,888
2040 3,110 55,775 - 58,885
2041 77 229,464 - 229,541
2042 49 22,577 - 22,626
No expiry - - 1,057,720 1,057,720
$ 503,618 $ 561,739 $ 1,106,468 $ 2,171,825